Financial Income / Expenses (Details) - Schedule of Financial Income / Expenses - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial Costs
Interest expense	$ (93,317)
Total Financial Costs	(93,317)
Other financial results
Exchange rate difference	(920,898)	(3,084)
Investment results	110,262
Interest income (Shareholders’ loan)	346,513
Net fair value gain of warrant liabilities	497,728
Lease Liability Interest	(6,102)
Inflation adjustment	536,178
Other	(8,743)	(27)
Total Other financial results	554,938	(3,111)
Total net financial income / (expenses)	$ 461,621	$ (3,111)